Morgan Creek - Exos SPAC Originated ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.1%
Aerospace/Defense - 2.8%
Joby Aviation, Inc. (a)(d)	20,760	$137,431
Rocket Lab USA, Inc. (a)(d)	10,858	87,407
		224,838
Auto Manufacturers - 4.8%
Arrival SA (a)(b)(d)	22,780	84,969
Fisker, Inc. (a)(d)	8,256	106,502
Lucid Group, Inc. (a)(d)	3,341	84,861
The Lion Electric Co. (a)(b)(d)	12,567	105,563
		381,895
Auto Parts & Equipment - 6.0%
Aurora Innovation, Inc. (a)	18,023	100,749
Embark Technology, Inc. (a)(d)	23,520	138,533
Luminar Technologies, Inc. (a)(d)	7,163	111,958
QuantumScape Corp. (a)(d)	6,071	121,359
		472,599
Biotechnology - 2.6%
Humacyte, Inc. (a)	18,609	131,379
Roivant Sciences, Ltd. (a)(b)(d)	15,724	77,677
		209,056
Building Materials - 0.8%
SmartRent, Inc. (a)(d)	13,150	66,539

Chemicals - 1.6%
Danimer Scientific, Inc. (a)(d)	22,117	129,606

Commercial Services - 6.1%
Alight, Inc. - Class A (a)	10,920	108,654
Bakkt Holdings, Inc. (a)(d)	17,426	107,344
Core Scientific, Inc. (a)(d)	8,456	69,593
Payoneer Global, Inc. (a)	20,736	92,483
Paysafe, Ltd. (a)(b)	30,919	104,815
		482,889
Diversified Financial Services - 2.3%
Blue Owl Capital, Inc.	8,740	110,823
SoFi Technologies, Inc. (a)(d)	7,864	74,315
		185,138
Electrical Components & Equipment - 1.8%
ChargePoint Holdings, Inc. (a)(d)	7,093	141,009

Electronics - 1.2%
Mirion Technologies, Inc. (a)	12,213	98,559

Energy-Alternate Sources - 1.2%
STEM, Inc. (a)	8,617	94,873

Entertainment - 3.1%
DraftKings, Inc. - Class A (a)	4,809	93,631
Genius Sports, Ltd. (a)(b)	16,687	76,760
Rush Street Interactive, Inc. (a)	9,989	72,620
		243,011
Environmental Control - 1.5%
PureCycle Technologies, Inc. (a)	14,883	119,064

Food - 1.3%
Utz Brands, Inc.	7,134	105,441

Healthcare-Products - 1.1%
Butterfly Network, Inc. (a)(d)	17,839	84,914

Healthcare-Services - 3.5%
23andMe Holding Co. (a)(d)	21,636	82,866
Cano Health, Inc. (a)	16,520	104,902
Ginkgo Bioworks Holdings, Inc. (a)	22,861	92,130
		279,898

Internet - 3.3%
Grab Holdings, Ltd. - Class A (a)(b)(d)	21,409	74,932
Nextdoor Holdings, Inc. (a)	16,349	97,930
Opendoor Technologies, Inc. (a)	10,020	86,673
		259,535
Leisure Time - 1.4%
Virgin Galactic Holdings, Inc. (a)(d)	10,971	108,393

Machinery-Construction & Mining - 0.9%
Vertiv Holdings Co.	5,123	71,722

Metal Fabricate/Hardware - 2.9%
Hillman Solutions Corp. (a)	11,625	138,105
Janus International Group, Inc. (a)	10,384	93,456
		231,561
Mining - 1.9%
MP Materials Corp. (a)	2,620	150,231

Packaging & Containers - 1.3%
Ardagh Metal Packaging SA (a)(b)	12,229	99,422

Pre-Combiination Special Purpose Acquisition Companies - 34.1%
AltC Acquisition Corp. - Class A (a)	6,010	58,658
Ares Acquisition Corp. - Class A (a)(b)	5,710	56,015
Austerlitz Acquisition Corp. I - Class A (a)(b)	5,763	56,593
Austerlitz Acquisition Corp. II - Class A (a)(b)	5,716	55,902
Bluescape Opportunities Acquisition Corp. - Class A (a)(b)	5,837	57,553
Bridgetown Holdings, Ltd. - Class A (a)(b)	5,660	55,808
CC Neuberger Principal Holdings II - Class A (a)(b)	5,624	55,790
Churchill Capital Corp. V - Class A (a)	5,670	55,736
Churchill Capital Corp. VI - Class A (a)	5,694	55,915
Churchill Capital Corp. VII - Class A (a)	5,891	57,673
Cohn Robbins Holdings Corp. - Class A (a)(b)	5,730	56,956
Compute Health Acquisition Corp. - Class A (a)	5,706	55,805
Conx Corp. - Class A (a)	5,846	57,583
E.Merge Technology Acquisition Corp. - Class A (a)	5,638	55,816
Elliott Opportunity II Corp. - Class A (a)(b)	5,903	57,731
Far Peak Acquisition Corp. - Class A (a)(b)	5,600	55,664
Fortress Value Acquisition Corp. IV - Class A (a)	5,896	57,781
Forum Merger IV Corp. - Class A (a)	5,349	52,260
FTAC Hera Acquisition Corp. - Class A (a)(b)	6,257	61,256
Gores Guggenheim, Inc. - Class A (a)	4,885	55,542
Gores Technology Partners, Inc. - Class A (a)	5,846	57,291
Gores Technology Partners II, Inc. - Class A (a)	7,597	74,299
Health Assurance Acquisition Corp. - Class A (a)	5,668	55,830
Hennessy Capital Investment Corp. VI - Class A (a)	5,407	52,448
Horizon Acquisition Corp. II - Class A (a)(b)	5,663	56,120
Independence Holdings Corp. - Class A (a)(b)	5,914	57,898
Jaws Mustang Acquisition Corp. - Class A (a)(b)	5,701	55,927

Juniper II Corp. - Class A (a)	5,137	51,113
Kensington Capital Acquisition Corp. V - Class A (a)(b)	5,383	53,453
KKR Acquisition Holdings I Corp. - Class A (a)	5,722	56,247
Landcadia Holdings IV, Inc. - Class A (a)	5,881	57,751
Live Oak Crestview Climate Acquisition Corp. - Class A (a)	6,147	59,626
Longview Acquisition Corp. II - Class A (a)	5,688	55,515
M3-Brigade Acquisition II Corp. - Class A (a)	5,651	55,210
MSD Acquisition Corp. - Class A (a)(b)	6,008	58,999
Mudrick Capital Acquisition Corp. II - Class A (a)	5,578	55,919
Pontem Corp. - Class A (a)(b)	5,721	56,123
RedBall Acquisition Corp. - Class A (a)(b)	5,616	55,767
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	5,721	55,951
Social Capital Hedosophia Holdings Corp. IV - Class A (a)(b)	5,554	55,484
Social Capital Hedosophia Holdings Corp. VI - Class A (a)(b)	5,533	55,883
SVF Investment Corp. - Class A (a)(b)	5,854	57,369
Tishman Speyer Innovation Corp. II - Class A (a)	5,722	56,076
TPG Pace Beneficial II Corp. - Class A (a)(b)	5,446	53,480
TPG Pace Beneficial Finance Corp. - Class A (a)(b)	5,691	56,512
Vy Global Growth - Class A (a)(b)	5,661	56,044
Warburg Pincus Capital Corp. I - Class A (a)(b)	5,719	56,218
Warburg Pincus Capital Corp. I - Class B (a)(b)	5,310	52,144
		2,712,734
Real Estate - 1.2%
WeWork, Inc. - Class A (a)(d)	14,031	95,691

Retail - 1.0%
Cazoo Group, Ltd. (a)(b)(d)	28,377	78,321

Software - 7.3%
CCC Intelligent Solutions Holdings, Inc. (a)	10,682	117,930
E2open Parent Holdings, Inc. (a)	12,187	107,367
ironSource, Ltd. - Class A (a)(b)	16,176	77,645
Matterport, Inc. (a)(d)	11,127	90,351
Skillz, Inc. (a)(d)	27,050	81,150
		474,443
Telecommunications - 1.5%
Cyxtera Technologies, Inc. (a)	9,808	119,854
TOTAL COMMON STOCKS (Cost $12,997,459)		7,721,236

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 25.5%
First American Government Obligations Fund, Class X, 0.19% (e)	2,026,740	2,026,740
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,026,740)		2,026,740

SHORT-TERM INVESTMENTS - 1.6%	Principal Amount
U.S. Treasury Bills - 1.6%
United States Treasury Bill, 0.84%, 8/16/2022 (c)	26,000	25,916
United States Treasury Bill, 0.92%, 9/8/2022 (c)	7,000	6,972
United States Treasury Bill, 0.93%, 9/15/2022 (c)	49,000	48,789
United States Treasury Bill, 0.95%, 9/22/2022 (c)	49,000	48,776
TOTAL SHORT-TERM INVESTMENTS (Cost $130,533)		130,453

Total Investments (Cost $15,154,732) - 124.2%		9,878,429
Other assets and liabilities, net - (24.2)%		(1,925,607)
TOTAL NET ASSETS - 100.00%		$7,952,822

(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate shown is the effective yield as of March 31, 2022.
(d) All or a portion of this security is on loan as of March 31, 2022. The market value of securities out on loan is $1,905,516.
(e) The rate shown is the seven-day yield at period end.
Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$7,721,236	-	$-	$7,721,236
U.S. Treasury Bills	-	$130,453	-	130,453
Investments Purchased With Proceeds From Securities Lending	2,026,740	-	-	2,026,740
Total Investments - Assets	$9,747,976	$130,453	$-	$9,878,429

* See the Schedule of Investments for industry classifications.